Condensed Consolidating Financial Information PP Balance Sheet Condensed Consolidating PP Balance Sheet (Notes)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Information [Abstract]
Condensed Consolidating Financial Information
Condensed Consolidating Financial Information

As of December 31, 2016, Yield Operating LLC had outstanding $500 million of the 2024 Senior Notes and $350 million of the 2026 Senior Notes, collectively Senior Notes, as described in Note 10, Long-term Debt. These Senior Notes are guaranteed by the Company, as well as certain of the Company's subsidiaries, or guarantor subsidiaries. These guarantees are both joint and several. The non-guarantor subsidiaries include the rest of the Company's subsidiaries, including the ones that are subject to project financing.
Unless otherwise noted below, each of the following guarantor subsidiaries fully and unconditionally guaranteed the Senior Notes as of December 31, 2016:

NRG Yield LLC
Alta Wind 1-5 Holding Company, LLC
Alta Wind Company, LLC
NRG Energy Center Omaha Holdings LLC
NRG Energy Center Omaha LLC
NYLD Fuel Cell Holdings LLC
UB Fuel Cell, LLC
NRG South Trent Holdings LLC
NRG Yield DGPV Holding LLC
NRG Yield RPV Holding LLC
Yield Operating LLC conducts much of its business through and derives much of its income from its subsidiaries. Therefore, its ability to make required payments with respect to its indebtedness and other obligations depends on the financial results and condition of its subsidiaries and Yield Operating LLC's ability to receive funds from its subsidiaries. There are no restrictions on the ability of any of the guarantor subsidiaries to transfer funds to Yield Operating LLC. However, there may be restrictions for certain non-guarantor subsidiaries.
The following condensed consolidating financial information presents the financial information of Yield LLC, Yield Operating LLC, the issuer of the Senior Notes, the guarantor subsidiaries and the non-guarantor subsidiaries in accordance with Rule 3-10 under the SEC Regulation S-X. The financial information may not necessarily be indicative of results of operations or financial position had the guarantor subsidiaries or non-guarantor subsidiaries operated as independent entities.
In this presentation, Yield LLC consists of parent company operations. Guarantor subsidiaries and non-guarantor subsidiaries of Yield LLC are reported on an equity basis. For companies acquired, the fair values of the assets and liabilities acquired have been presented on a push-down accounting basis. As described in Note 3, Business Acquisitions, the Company completed the acquisitions of the March 2017 Drop Down Assets, CVSR Drop Down and November 2015 Drop Down Assets from NRG on March 27, 2017, September 1, 2016 and November 3, 2015, respectively. The guidance requires retrospective combination of the entities for all periods presented as if the combination has been in effect since the inception of common control. Accordingly, the Company prepared its condensed consolidating financial statements to reflect the transfers as if they had taken place from the beginning of the financial statements period. The Company has recorded all minority interests in NRG Wind TE Holdco as noncontrolling interest in the Consolidated Financial Statements for all periods presented.
In addition, the condensed parent company financial statements are provided in accordance with Rule 12-04, Schedule I of Regulation S-X, as the restricted net assets of Yield LLC’s subsidiaries exceed 25 percent of the consolidated net assets of Yield LLC. These statements should be read in conjunction with the consolidated statements and notes thereto of NRG Yield LLC. For a discussion of Yield LLC's long-term debt, see Note 10, Long-term Debt. For a discussion of Yield LLC's commitments and contingencies, see Note 14, Commitments and Contingencies. For a discussion of Yield LLC's distributions to Yield, Inc. and NRG Energy, see Note 11, Members' Equity.

For the Year Ended December 31, 2016

	NRG Yield LLC (a)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Eliminations(b)	Consolidated
	(In millions)
Operating Revenues
Total operating revenues	$—	$22	$999	$1	$(1)	$1,021
Operating Costs and Expenses				—
Cost of operations	—	14	292	1	(1)	306
Depreciation and amortization	—	5	292	—	—	297
Impairment losses	—	—	183	—	—	183
General and administrative	2	—	—	12	—	14
Acquisition-related transaction and integration costs	—	—	—	1	—	1
Total operating costs and expenses	2	19	767	14	(1)	801
Operating (Loss) Income	(2)	3	232	(13)	—	220
Other Income (Expense)
Equity in earnings of consolidated affiliates	159	10	—	66	(235)	—
Equity in earnings (losses) of unconsolidated affiliates	—	9	21	30	—	60
Other income, net	—	—	3	—	—	3
Interest expense	—	—	(202)	(66)	—	(268)
Total other income (expense), net	159	19	(178)	30	(235)	(205)
Net Income (Loss)	157	22	54	17	(235)	15
Less: Net loss attributable to noncontrolling interests	—	—	(1)	(142)	1	(142)
Net Income Attributable to NRG Yield LLC	$157	$22	$55	$159	$(236)	$157

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.

	NRG Yield LLC (a)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Eliminations(b)	Consolidated
	(In millions)
Net Income	$157	$22	$54	$17	$(235)	$15
Other Comprehensive Income
Unrealized gain on derivatives	13	1	10	13	(24)	13
Other comprehensive income	13	1	10	13	(24)	13
Comprehensive Income	170	23	64	30	(259)	28
Less: Comprehensive loss attributable to noncontrolling interests	—	—	(1)	(142)	1	(142)
Comprehensive Income Attributable to NRG Yield LLC	$170	$23	$65	$172	$(260)	$170

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2016

	NRG Yield LLC (a)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Eliminations(b)	Consolidated
ASSETS	(In millions)
Current Assets
Cash and cash equivalents	$211	$—	$110	$—	$—	$321
Restricted cash	—	—	165	—	—	165
Accounts receivable — trade	—	2	90	—	—	92
Accounts receivable — affiliates	—	—	1	—	—	1
Inventory	—	2	37	—	—	39
Derivative instruments	—	—	2	—	—	2
Notes receivable — current	—	—	16	—	—	16
Prepayments and other current assets	—	—	19	1	—	20
Total current assets	211	4	440	1	—	656

Property, plant and equipment, net	—	59	5,401	—	—	5,460
Other Assets
Investment in consolidated subsidiaries	1,780	527	—	3,212	(5,519)	—
Equity investments in affiliates	—	171	600	381	—	1,152
Notes receivable — non-current	—	—	14	—	—	14
Intangible assets, net	—	56	1,230	—	—	1,286
Derivative instruments	—	—	1	—	—	1
Other non-current assets	—	—	50	1	—	51
Total other assets	1,780	754	1,895	3,594	(5,519)	2,504
Total Assets	$1,991	$817	$7,736	$3,595	$(5,519)	$8,620

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(Continued)
December 31, 2016

	NRG Yield LLC (a)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Eliminations(b)	Consolidated
LIABILITIES AND MEMBERS' EQUITY	(In millions)
Current Liabilities
Current portion of long-term debt — external	$—	$—	$291	$—	$—	$291
Accounts payable — trade	—	2	18	3	—	23
Accounts payable — affiliate	—	7	15	18	—	40
Derivative instruments	—	—	32	—	—	32
Accrued expenses and other current liabilities	—	1	60	24	—	85
Total current liabilities	—	10	416	45	—	471
Other Liabilities
Long-term debt — external	—	—	4,259	839	—	5,098
Long-term debt — affiliate	—	—	—	618	—	618
Accounts payable — affiliate	—	—	9	—	—	9
Derivative instruments	—	—	44	—	—	44
Other non-current liabilities	—	—	76	—	—	76
Total non-current liabilities	—	—	4,388	1,457	—	5,845
Total Liabilities	—	10	4,804	1,502	—	6,316
Commitments and Contingencies
Members' Equity
Contributed capital	1,995	874	2,920	1,971	(5,765)	1,995
Retained earnings (accumulated deficit)	79	(65)	35	(108)	138	79
Accumulated other comprehensive loss	(83)	(2)	(87)	(83)	172	(83)
Noncontrolling interest	—	—	64	313	(64)	313
Total Members' Equity	1,991	807	2,932	2,093	(5,519)	2,304
Total Liabilities and Members’ Equity	$1,991	$817	$7,736	$3,595	$(5,519)	$8,620

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2016

	NRG Yield LLC (a)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries	NRG Yield Operating LLC (Note Issuer)	Consolidated
	(In millions)
Net Cash Provided by (Used in) Operating Activities	$—	$62	$546	$(39)	$569
Cash Flows from Investing Activities
Changes in investments in consolidated subsidiaries	325	—	(21)	(304)	—
Acquisition of Drop Down Assets, net of cash acquired	—	—	—	(77)	(77)
Capital expenditures	—	—	(20)	—	(20)
Increase in restricted cash	—	—	(34)	—	(34)
Cash receipts from notes receivable	—	—	17	—	17
Return of investment from unconsolidated affiliates	—	16	—	12	28
Net investments in unconsolidated affiliates	—	(80)	(3)	—	(83)
Other	—	—	4	—	4
Net Cash Provided by (Used in) Investing Activities	325	(64)	(57)	(369)	(165)
Cash Flows from Financing Activities
Contributions from tax equity investors, net of distributions	—	—	—	5	5
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets	—	—	(170)	—	(170)
Transfer of funds under intercompany cash management arrangement	54	2	—	(56)	—
(Payments of) proceeds from distributions	(183)	—	(420)	420	(183)
Proceeds from the revolving credit facility	—	—	—	60	60
Payments for the revolving credit facility	—	—	—	(366)	(366)
Proceeds from issuance of long-term debt	—	—	390	350	740
Payment of debt issuance costs	—	—	(10)	(5)	(15)
Payments for long-term debt	—	—	(264)	—	(264)
Net Cash (Used in) Provided by Financing Activities	(129)	2	(474)	408	(193)
Net Increase in Cash and Cash Equivalents	196	—	15	—	211
Cash and Cash Equivalents at Beginning of Period	15	—	95	—	110
Cash and Cash Equivalents at End of Period	$211	$—	$110	$—	$321

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2015

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations(b) (c)	Consolidated
	(In millions)
Operating Revenues
Total operating revenues	$—	$21	$922	$10	$—	$953
Operating Costs and Expenses
Cost of operations	—	14	307	—	—	321
Depreciation and amortization	—	4	293	—	—	297
General and administrative	—	—	—	10	—	10
Acquisition-related transaction and integration costs	—	—	—	3	—	3
Total operating costs and expenses	—	18	600	13	—	631
Operating Income (Loss)	—	3	322	(3)	—	322
Other Income (Expense)
Equity in earnings (losses) of consolidated affiliates	144	(43)	—	123	(224)	—
Equity in (losses) earnings of unconsolidated affiliates	—	(2)	8	25	—	31
Loss on debt extinguishment	—	—	(9)	—	—	(9)
Other income, net	—	—	3	—	—	3
Interest expense	—	—	(202)	(52)	—	(254)
Total other income (expense)	144	(45)	(200)	96	(224)	(229)
Net Income (Loss)	144	(42)	122	93	(224)	93
Less: Net loss attributable to noncontrolling interests	—	—	(2)	(51)	2	(51)
Net Income (Loss) Attributable to NRG Yield LLC	$144	$(42)	$124	$144	$(226)	$144

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
For the Year Ended December 31, 2015

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations(b) (c)	Consolidated
	(In millions)
Net Income (Loss)	$144	$(42)	$122	$93	$(224)	$93
Other Comprehensive Income
Unrealized loss on derivatives	(16)	—	(18)	(17)	34	(17)
Other comprehensive loss	(16)	—	(18)	(17)	34	(17)
Comprehensive Income (Loss)	128	(42)	104	76	(190)	76
Less: Comprehensive loss attributable to noncontrolling interests	—	—	(2)	(52)	2	(52)
Comprehensive Income (Loss) Attributable to NRG Yield LLC	$128	$(42)	$106	$128	$(192)	$128

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
December 31, 2015

	NRG Yield LLC (a)(c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations(b)(c)	Consolidated
ASSETS	(In millions)
Current Assets
Cash and cash equivalents	$15	$—	$95	$—	$—	$110
Restricted cash	—	—	131	—	—	131
Accounts receivable — trade	—	1	100	—	—	101
Accounts receivable — affiliates	55	4	6	10	(71)	4
Inventory	—	2	34	—	—	36
Notes receivable — current	—	—	17	3	(3)	17
Prepayments and other current assets	—	1	19	—	—	20
Total current assets	70	8	402	13	(74)	419

Property, plant and equipment, net	—	61	5,817	—	—	5,878
Other Assets
Investment in consolidated subsidiaries	2,110	548	—	3,635	(6,293)	—
Equity investments in affiliates	—	128	276	393	—	797
Notes receivable — non-current	—	—	30	—	—	30
Intangible assets, net	—	57	1,305	—	—	1,362
Other non-current assets	—	—	134	2	—	136
Total other assets	2,110	733	1,745	4,030	(6,293)	2,325
Total Assets	$2,180	$802	$7,964	$4,043	$(6,367)	$8,622

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING BALANCE SHEETS
(Continued)
December 31, 2015

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations (b) (c)	Consolidated
LIABILITIES AND MEMBERS' EQUITY	(In millions)
Current Liabilities
Current portion of long-term debt — external	$—	$—	$267	$—	$(3)	$264
Accounts payable — trade	—	1	19	3	—	23
Accounts payable — affiliate	—	8	46	104	(72)	86
Derivative instruments	—	1	38	—	—	39
Accrued expenses and other current liabilities	—	1	58	17	—	76
Total current liabilities	—	11	428	124	(75)	488
Other Liabilities
Long-term debt — external	—	—	3,943	800	—	4,743
Long-term debt — affiliate	—	—	—	618	—	618
Derivative instruments	—	—	61	—	—	61
Other non-current liabilities	—	—	72	—	—	72
Total non-current liabilities	—	—	4,076	1,418	—	5,494
Total Liabilities	—	11	4,504	1,542	(75)	5,982
Commitments and Contingencies
Members' Equity
Contributed capital	2,176	879	3,491	2,108	(6,478)	2,176
Retained earnings (accumulated deficit)	100	(85)	(5)	100	(10)	100
Accumulated other comprehensive loss	(96)	(3)	(97)	(96)	196	(96)
Noncontrolling interest	—	—	71	389	—	460
Total Members' Equity	2,180	791	3,460	2,501	(6,292)	2,640
Total Liabilities and Members’ Equity	$2,180	$802	$7,964	$4,043	$(6,367)	$8,622

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.
NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2015

	NRG Yield LLC (a) (b)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (b)	NRG Yield Operating LLC (Note Issuer) (b)	Consolidated
	(In millions)
Net Cash Provided by (Used in) Operating Activities	$—	$19	$420	$(18)	$421
Cash Flows from Investing Activities
Acquisition of businesses, net of cash acquired	—	—	—	(37)	(37)
Changes in investments in consolidated subsidiaries	(464)	—	285	179	—
Acquisition of Drop Down Assets, net of cash acquired	—	—	—	(698)	(698)
Capital expenditures	—	—	(29)	—	(29)
(Increase) decrease in restricted cash	—	—	(1)	—	(1)
Decrease in notes receivable	—	—	17	—	17
Return of investment from unconsolidated affiliates	—	—	—	42	42
Investments in unconsolidated affiliates	—	(28)	—	(374)	(402)
Net Cash Used in Investing Activities	(464)	(28)	272	(888)	(1,108)
Cash Flows from Financing Activities
Transfer of funds under intercompany cash management arrangement	(309)	9	—	300	—
Net contributions from noncontrolling interests	—	—	—	122	122
Distributions to NRG for NRG Wind TE Holdco and CVSR	—	—	(76)	—	(76)
Proceeds from the issuance of Class C and Class A units	599	—	—	—	599
(Payments of) proceeds from distributions	(139)	—	(392)	392	(139)
Proceeds from the revolving credit facility	—	—	—	551	551
Payments for the revolving credit facility	—	—	—	(245)	(245)
Proceeds from the issuance of long-term debt - external	—	—	6	—	6
Proceeds from issuance of long-term debt affiliate	—	—	—	281	281
Payment of debt issuance costs	—	—	(6)	(1)	(7)
Payments for long-term debt	—	—	(230)	(494)	(724)
Net Cash Provided by (Used in) Financing Activities	151	9	(698)	906	368
Net Increase (Decrease) in Cash and Cash Equivalents	(313)	—	(6)	—	(319)
Cash and Cash Equivalents at Beginning of Period	328	—	101	—	429
Cash and Cash Equivalents at End of Period	$15	$—	$95	$—	$110

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2014

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations(b) (c)	Consolidated
	(In millions)
Operating Revenues
Total operating revenues	$—	$24	$804	$—	$—	$828
Operating Costs and Expenses
Cost of operations	—	16	261	—	—	277
Depreciation and amortization	—	4	229	—	—	233
General and administrative	—	—	—	8	—	8
Acquisition-related transaction and integration costs	—	—	—	4	—	4
Total operating costs and expenses	—	20	490	12	—	522
Operating Income (Loss)	—	4	314	(12)	—	306
Other Income (Expense)
Equity in earnings (losses) of consolidated affiliates	118	(22)	—	139	(235)	—
Equity in (losses) earnings of unconsolidated affiliates	—	—	3	19	—	22
Other income, net	1	—	5	—	—	6
Loss on debt extinguishment	—	—	(1)	—	—	(1)
Interest expense	—	—	(186)	(25)	—	(211)
Total other income (expense), net	119	(22)	(179)	133	(235)	(184)
Net Income (Loss)	119	(18)	135	121	(235)	122
Less: Net income attributable to noncontrolling interests	—	—	—	3	—	3
Net Income (Loss) Attributable to NRG Yield LLC	$119	$(18)	$135	$118	$(235)	$119

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME
For the Year Ended December 31, 2014

	NRG Yield LLC (a) (c)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (c)	NRG Yield Operating LLC (Note Issuer) (c)	Eliminations (b) (c)	Consolidated
	(In millions)
Net Income (Loss)	$119	$(18)	$135	$121	$(235)	$122
Other Comprehensive Income (Loss)
Unrealized loss on derivatives	(63)	—	(63)	(65)	126	(65)
Other comprehensive loss	(63)	—	(63)	(65)	126	(65)
Comprehensive Income (Loss)	56	(18)	72	56	(109)	57
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	1	—	1
Comprehensive Income (Loss) Attributable to NRG Yield LLC	$56	$(18)	$72	$55	$(109)	$56

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) All significant intercompany transactions have been eliminated in consolidation.
(c) Retrospectively adjusted as discussed in Note 1, Nature of Business.

NRG YIELD LLC AND SUBSIDIARIES
CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS
For the Year Ended December 31, 2014

	NRG Yield LLC (a) (b)	Other Guarantor Subsidiaries	Non-Guarantor Subsidiaries (b)	NRG Yield Operating LLC (Note Issuer) (b)	Consolidated
	(In millions)
Net Cash Provided by (Used in) Operating Activities	$—	$12	$357	$(7)	$362
Cash Flows from Investing Activities
Changes in investments in consolidated subsidiaries	(530)	—	36	494	—
Acquisition of businesses, net of cash acquired	—	—	—	(901)	(901)
Acquisition of Drop Down Assets, net of cash acquired	—	—	46	(357)	(311)
Capital expenditures	—	—	(60)	—	(60)
Receipt of indemnity from supplier	—	—	57	—	57
Decrease in restricted cash, net	—	—	25	—	25
Decrease in notes receivable	—	—	12	2	14
Proceeds from renewable energy grants	—	—	422	—	422
Return of investment from unconsolidated affiliates	—	—	—	4	4
Investments in unconsolidated affiliates	—	—	(2)	—	(2)
Other	—	—	11	—	11
Net Cash (Used in) Provided by Investing Activities	(530)	—	547	(758)	(741)
Cash Flows from Financing Activities
Transfer of funds under intercompany cash management arrangement	326	(12)	—	(314)	—
Contributions from tax equity investors	—	—	190	—	190
Capital contributions from NRG	—	—	2	—	2
Distributions and return of capital to NRG prior to the acquisition of Drop Down Assets	—	—	(333)	—	(333)
Proceeds from issuance of common stock	630	—	—	—	630
(Payments of) proceeds from distributions	(101)	—	(232)	232	(101)
Net borrowings from the revolving credit facility	—	—	—	500	500
Proceeds from issuance of long-term debt — external	—	—	178	—	178
Proceeds from issuance of long-term debt — affiliate	—	—	—	337	337
Payments of long-term debt — external	—	—	(626)	—	(626)
Payment of debt issuance costs	—	—	(18)	(10)	(28)
Net Cash Provided by (Used in) Financing Activities	855	(12)	(839)	745	749
Net Increase (Decrease) in Cash and Cash Equivalents	325	—	65	(20)	370
Cash and Cash Equivalents at Beginning of Period	3	—	36	20	59
Cash and Cash Equivalents at End of Period	$328	$—	$101	$—	$429

(a) Shown separately from the other guarantors in lieu of preparing Schedule I pursuant to the requirements of Rule 5-04(c) of Regulation S-X.
(b) Retrospectively adjusted as discussed in Note 1, Nature of Business.